Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Intangible Assets

As of December 31, 2019, intangible assets consisted of the following:

			Gross		Net
			Carrying	Accumulated	Carrying
			Amount	Amortization	Amount
Finite lived intangible assets:
Customer relationships	15 years	13.8 years	$4,270,000	$339,556	$3,930,444
Developed technology	7 years	5.7 years	3,800,000	697,619	3,102,381
Membership network	7 years	5.7 years	1,740,000	331,429	1,408,571
Non-compete agreements	2 years	.7 years	50,000	33,333	16,667
Total finite lived intangible assets			$9,860,000	$1,401,937	$8,458,063

Indefinite lived intangible assets:
Trademarks and tradenames	Indefinite		$3,140,000	$-	$3,140,000
Total indefinite lived intangible assets			$3,140,000	$-	$3,140,000
Total intangible assets			$13,000,000	$1,401,937	$11,598,063

As of December 31, 2018, intangible assets consisted of the following:

			Gross		Net
			Carrying	Accumulated	Carrying
			Amount	Amortization	Amount
Finite lived intangible assets:
Customer relationships	15 years	14.8 years	$4,270,000	$61,555	$4,208,445
Developed technology	7 years	6.7 years	3,800,000	159,524	3,640,476
Membership network	7 years	6.7 years	1,740,000	82,857	1,657,143
Non-compete agreements	2 years	1.7 years	50,000	8,333	41,667
Total finite lived intangible assets			$9,860,000	$312,269	$9,547,731

Indefinite lived intangible assets:
Trademarks and tradenames	Indefinite		$3,140,000	$-	$3,140,000
Total indefinite lived intangible assets			$3,140,000	$-	$3,140,000
Total intangible assets			$13,000,000	$312,269	$12,687,731

Schedule of Estimated Future Amortization of Intangibles

The estimated future amortization of intangibles subject to amortization at December 31, 2019 was as follows:

For the Years Ended December 31,	Amount
2020	$1,092,762
2021	1,076,095
2022	1,076,095
2023	1,076,095
2024	1,076,095
Thereafter	$3,060,921